SCHWAB STRATEGIC TRUST

(the Trust)

Schwab® U.S. Mid-Cap ETF

Schwab® U.S. Small-Cap ETF

Schwab® International Small-Cap Equity ETF

Schwab® Emerging Markets Equity ETF

(each, a fund and collectively, the funds)

Supplement dated June 11, 2026, to each fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAI and should be read in conjunction with these documents.

-- End of Supplement Text --

At a meeting held on June 10, 2026, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, are effective on June 11, 2026.

Fund	Current Management Fee	New Management Fee
Schwab U.S. Mid-Cap ETF	0.04%	0.03%
Schwab U.S. Small-Cap ETF	0.04%	0.03%
Schwab International Small-Cap Equity ETF	0.08%	0.06%
Schwab Emerging Markets Equity ETF	0.07%	0.06%

Accordingly, the following changes are made to the funds’ Statutory Prospectuses and SAI:

1. Schwab U.S. Mid-Cap ETF

Statutory Prospectus — Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

Fund Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	0.00
Total annual fund operating expenses	0.03

(1) The information in the table has been restated to reflect current fees and expenses.

Example

Example

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

2. Schwab U.S. Small-Cap ETF

Statutory Prospectus — Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	0.00
Total annual fund operating expenses	0.03

Fund Fees and Expenses

(1) The information in the table has been restated to reflect current fees and expenses.

Example

Example

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

3. Schwab International Small-Cap Equity ETF

Statutory Prospectus — Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.06
Other expenses	0.00
Total annual fund operating expenses	0.06

Fund Fees and Expenses

(1) The information in the table has been restated to reflect current fees and expenses.

Example

Example

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77

4. Schwab Emerging Markets Equity ETF

Statutory Prospectus — Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.06
Other expenses	0.00
Total annual fund operating expenses	0.06

Fund Fees and Expenses

(1) The information in the table has been restated to reflect current fees and expenses.

Example

Example

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77

-- End of Supplement Data –

5. SAI — Under the “Advisory Agreement” header in the “INVESTMENT ADVISORY AND OTHER SERVICES” section: The table following the third paragraph is deleted and replaced in its entirety with the following:

Fund	Fee
Schwab U.S. Broad Market ETF	0.03%
Schwab 1000 Index ETF	0.03%(1)
Schwab U.S. Large-Cap ETF	0.03%
Schwab U.S. Large-Cap Growth ETF	0.04%
Schwab U.S. Large-Cap Value ETF	0.04%
Schwab U.S. Mid-Cap ETF	0.03%(2)
Schwab U.S. Small-Cap ETF	0.03%(2)
Schwab U.S. Dividend Equity ETF	0.06%
Schwab International Dividend Equity ETF	0.08%(3)
Schwab International Equity ETF	0.03%(4)
Schwab International Small-Cap Equity ETF	0.06%(5)
Schwab Emerging Markets Equity ETF	0.06%(6)

(1) Effective June 10, 2025, the management fee of the fund was reduced from 0.05% to 0.03%.

(2) Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.

(3) Effective February 28, 2025, the management fee of the fund was reduced from 0.14% to 0.08%.

(4) Effective June 10, 2025, the management fee of the fund was reduced from 0.06% to 0.03%.

(5) Effective June 10, 2025, the management fee of the fund was reduced from 0.11% to 0.08% and effective June 11, 2026, the management fee of the fund was reduced from 0.08% to 0.06%.

(6) Effective June 10, 2025, the management fee of the fund was reduced from 0.11% to 0.07% and effective June 11, 2026, the management fee of the fund was reduced from 0.07% to 0.06%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG131018-00 (06/26)

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